CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and Cash Equivalents	$ 1,050.8	$ 1,042.1
Receivables-net of allowances of $6.5 and $7.6, respectively	384.4	364.6
Inventories	534.8	435.9
Deferred Income Taxes-net of valuation allowance	75.3	86.4
Income Taxes Receivable	15.9	26.0
Prepaid Expenses and Other Assets	56.9	60.0
Total Current Assets	2,118.1	2,015.0
Property, Plant, and Equipment-net	867.5	689.9
Goodwill	196.8	270.6
Other Intangible Assets-net	97.5	129.9
Deferred Income Taxes-net of valuation allowance	37.0	24.5
Other Assets	157.2	128.3
TOTAL	3,474.1	3,258.2
CURRENT LIABILITIES:
Short-term Borrowings	2.0	161.0
Accounts Payable	566.8	508.5
Dividends Payable	69.3	61.3
Long-term Debt, Current Maturities	505.6	0
Note Payable	0	26.0
Accrued Expenses	220.0	220.4
Accrued Rebates and Returns	314.9	314.8
Deferred Income-current	46.6	36.1
Income Taxes-payable and deferred	56.1	41.8
Total Current Liabilities	1,781.3	1,369.9
Long-Term Debt	1,009.1	1,523.2
Deferred Income Taxes-noncurrent	15.3	15.9
Pension, Post Retirement and Post Employment Liabilities	161.8	188.8
Other Liabilities	156.4	95.1
Total Liabilities	3,123.9	3,192.9
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NONCONTROLLING INTEREST	49.7	36.3
Shareholders' Equity
Common Stock, $0.01 par value: 3,000 authorized, 206.8 and 206.0 issued, respectively	2.1	2.1
AdditionalPaidinDistributedCapital	(721.5)	(772.8)
Retained Earnings	1,432.3	1,052.4
Treasury Stock-at cost	(351.9)	(244.6)
Accumulated Other Comprehensive Loss	(69.2)	(18.4)
Total Shareholders' Equity/(Deficit)	291.8	18.7
Noncontrolling Interests	8.7	10.3
Total Equity/(Deficit)	300.5	29.0
TOTAL	$ 3,474.1	$ 3,258.2